Financial instruments (Details Narrative) $ / shares in Units, kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SEK (kr)	Nov. 30, 2025 SEK (kr)	May 31, 2025 USD ($) $ / shares	May 31, 2025 SEK (kr)	Apr. 08, 2025 shares	Sep. 30, 2024 SEK (kr)	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Conversion of shares | shares								7,395,078
Principal amount						$ 20,000	kr 191,270
Redemption amount			$ 27,000	kr 258,214
Conversion price | $ / shares						$ 10.79
Effective interest rate			21.20%	21.20%
Liabilities associated with cash advances		166,216		kr 354,842	kr 550,000				kr 50,000
Finance costs	kr 80,108	11,172
Warrants issued | shares										2,169,008
Convertible debt		4,971		4,510
Effect on equity		kr 36,478		49,845
Average days outstanding for trade receivable	78 days	34 days
Cash		kr 74,165		278,825
Series C Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Conversion price | $ / shares						0.63
Fair market value | $ / shares						$ 14.55
Top Of Ranges [Member]
IfrsStatementLineItems [Line Items]
Redemption amount						$ 23,000	219,961
Fair value of warrants				107,000
Bottom Of Ranges [Member]
IfrsStatementLineItems [Line Items]
Redemption amount						$ 25,000	kr 239,088
Fair value of warrants				kr 151,000